Long-term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term Debt
9. Long-term Debt

Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2021	December 31, 2022
July 2019	January 2022	22,230,000	15,084,643	—
March 2019	March 2022	25,458,432	3,039,647	—
January 2021	January 2026	50,225,000	22,675,000	19,645,000
December 2018	January 2022	9,480,000	7,080,000	—
January 2021	January 2028	43,800,000	40,731,975	30,893,547
July 2014	January 2022	25,350,000	12,146,875	—
May 2016	December 2025	65,650,000	48,739,300	44,635,980
March 2017	April 2026	70,787,500	52,456,243	47,399,991
June 2020	January 2022	11,505,000	10,354,500	—
April 2020	February 2027	34,450,000	32,797,915	30,884,026
August 2021	August 2026	60,000,000	58,060,931	50,304,660
December 2021	January 2028	59,400,000	—	55,224,000

Total			303,167,029	278,987,204

Current portion of long-term debt			32,464,732	30,666,756
Current portion of long-term debt associated with vessel held for sale			7,173,988	—
Long-term debt			263,528,309	248,320,448

Total debt			303,167,029	278,987,204

F-22

Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2021	December 31, 2022
Current portion of deferred finance charges			628,113	582,950
Deferred finance charges non-current			1,567,334	1,291,625

Total deferred finance charges			2,195,447	1,874,575

Total debt			303,167,029	278,987,204
Less: Total deferred finance charges			2,195,447	1,874,575

Total debt, net of deferred finance charges			300,971,582	277,112,629

Less: Current portion of long-term debt, net of current portion of deferred finance charges			31,836,619	30,083,806
Less: Current portion of long-term debt, associated with vessel held for sale			7,173,988	—

Long-term debt			261,960,975	247,028,823

In December 2021, the Company entered into a term loan with a bank to refinance the existing term loans dated July 2014, December 2018, July 2019 and June 2020. Outstanding balance of these loans as of December 31, 2021 amounted to $44,666,018. The new term loan amounts to $59,400,000, was drawn in three tranches during January 2022 and carries interest at LIBOR plus a margin. Each tranche is repayable in 24 equal quarterly installments and a balloon payment payable together with the last installment in January 2028.
Obligations with a maturity of less than one year relating to the previous loans amounting to $2,679,214, had been presented as long-term as of December 31, 2021 in accordance with US GAAP as the Company refinanced these obligations on a long-term basis through the term loan that the Company entered in December 2021 discussed above.
The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 135%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance amounting to $2,519,601 representing a proportionate amount of the next instalment and relevant interest plus a minimum aggregate cash balance amounting to $10,864,520 in the earnings accounts with the relevant banks,

•	dividends paid by the borrower will not exceed 50 % of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of December 31, 2022 are based on a
LIBOR
plus a margin which varies from 1.85% to 2.20%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2020:
3.58
%
Year ended December 31, 2021: 2.88%
Year ended December 31, 2022: 4.20%
Bank loan interest expense for the above loans for the years ended December 31, 2020, 2021 and 2022 amounted to $12,116,941, $8,684,097 and $11,446,312, respectively. Of these amounts, for the years ended December 31, 2020, 2021 and 2022, the amounts of $168,344, $20,060 and nil, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations. For the years ended December 31, 2020, 2021 and 2022, the amortization of deferred financing charges amounted to $698,364, $1,157,804 and $855,472, respectively, and is included in interest and finance costs in the consolidated statements of operations.
At December 31, 2022, the Company was in compliance with all of its debt financial covenants.
The annual principal payments to be made, for the abovementioned loans, after December 31, 2022, are as follows:

December 31,	Amount

2023	30,666,756
2024	30,666,756
2025	62,992,776
2026	91,782,983
2027	21,845,483
Thereafter	41,032,450

Total	278,987,204